Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Inventories
4.	Inventories

	At December 31,
	2025	2024

Finished products	$3,545,854	$1,504,397
Impairment loss	-	(1,504,397)

	$3,545,854	$-

Since the exit of the sales team, the revenue in the latter half of 2024 drop significantly that there was substantially unsold inventory that expired within 6 months from the day of this report. Impairment loss was made accordingly as they were not suitable for sale as a matter of food saftely.